6. Intangibles: Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets, Net	$ 3,838,224	$ 2,940,968	$ 2,902,254
Finite-Lived Intangible Assets, Gross	4,550,122	3,330,022
Less: Accumulated Amortization	711,898	389,054	27,768
Internet Domain Names
Finite-Lived Intangible Assets, Net	13,999	13,999	13,999
Intellectual Property
Finite-Lived Intangible Assets, Net	2,894,250	2,894,250
Intellectual Property | Vaporpenz
Finite-Lived Intangible Assets, Net	210,100	0
Intellectual Property | iBudtender, Inc.
Finite-Lived Intangible Assets, Net	330,000	400,000	0
Intellectual Property | Prestocorp
Finite-Lived Intangible Assets, Net	1,080,000	0
Intellectual Property | Cannabis Sativa
Finite-Lived Intangible Assets, Net		1,484,250	1,484,250
Patents and Trademarks | Cannabis Sativa
Finite-Lived Intangible Assets, Net	17,348	17,348	17,348
Patents and Trademarks | Wild Earth
Finite-Lived Intangible Assets, Net	$ 4,425	$ 4,425	$ 4,425